Senior Unsecured Notes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Senior Unsecured Notes Explanatory [Abstract]
Schedule of Detailed Information About Senior Unsecured Notes

				December 31, 2025	December 31, 2024
	Face Value	Amortization	Foreign Exchange	Net Book Value	Net Book Value

Notes due 2030	$373,538	$—	$9,503	$383,041	$—

Transaction costs	(6,637)	197	(155)	(6,595)	—

Embedded derivative liability	1,806	(53)	12	1,765	—

	368,707	144	9,360	378,211	—

Notes due 2033	198,797	—	1,843	200,640	—

Transaction costs	(4,945)	163	(51)	(4,833)	—

Embedded derivative liability	3,203	(105)	27	3,125	—

	197,055	58	1,819	198,932	—

	$565,762	$202	$11,179	$577,143	$—